Cash Flow Information - Schedule of Reconciliation of Net Loss to Net Cash Flow Used in Operating Activities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Statement of Cash Flows [Abstract]
Net loss	$ (198,219)	$ (447,660)
Loss from discontinued operations	191,407	370,967
Concentrate prepayment facility offsets (Note 10)	(53,826)
Stock-based compensation	5,681	10,141
Accretion expense	6,949	5,664
Depreciation	390,570	15,267
Accrued interest income	(4,460)	(8,870)
Gain on sale of other mineral property rights	(15,065)
Realized gains on sale of long-term investments		(235,000)
Realized and unrealized gains on other long-term investments		(2,190)
Change in fair value of derivative	32,970	(87,722)
Unrealized foreign exchange losses	106	578
Share of loss of significantly influenced investees		3,029
Write-down of carrying value of inventories	19,318	14,839
Write-down of carrying value of property, plant and equipment	8,170
Write-down of carrying value of long-term investments		1,582
Tax prepayment offset (Note 7)	80,013
Accounts receivable	(12,510)	4,332
Due from related parties	(13,980)	(3,156)
Inventories	250,937	(450,531)
Prepaid expenses	5,145	(9,148)
Accounts payable and accrued liabilities	(4,276)	93,340
Payable to related parties	(37,136)	(20,445)
Deferred revenue	33,336	106,799
Interest payable on long-term debt	(13,530)	13,530
Cash generated from (used in) operating activities of continuing operations	671,600	(624,654)
Cash used in operating activities of discontinued operations	(13,319)	(6,243)
Cash generated from (used in) operating activities	$ 658,281	$ (630,897)